Schedule of Realized Investment Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2012
Investment Realized gains (losses)
Net realized gains	$ 46,092
Fixed income securities
Investment Realized gains (losses)
Net realized gains	25,795
Commercial Mortgage Loans
Investment Realized gains (losses)
Net realized gains	2,880
Derivative
Investment Realized gains (losses)
Net realized gains	17,417
Predecessor
Investment Realized gains (losses)
Net realized gains		285	626
Predecessor | Fixed income securities
Investment Realized gains (losses)
Net realized gains		$ 285	$ 626